Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets:
Market value of plan assets at beginning of year	$ 1,027,831
Market value of plan assets at end of year	1,238,719	$ 1,027,831
Qualified Retirement Plan
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	1,329,577	1,116,014
Service cost	34,299	25,864	$ 28,555
Interest cost	45,555	49,006	44,174
Plan amendments	0	0
Actuarial loss (gain)	145,440	192,416
Benefits paid	(55,632)	(53,723)
Benefit obligation at end of year (PBO/PBO/APBO)	1,499,239	1,329,577	1,116,014
Change in plan assets:
Market value of plan assets at beginning of year	974,993	790,614
Actual return on plan assets	165,072	186,102
Employer contributions	102,000	52,000
Benefits paid	(55,632)	(53,723)
Market value of plan assets at end of year	1,186,433	974,993	790,614
Funded status at year end	$ (312,806)	$ (354,584)
Weighted-average assumptions (benefit obligation):
Discount rate	2.75%	3.50%
Weighted-average rate of compensation increase	3.00%	3.25%
SERP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 47,397	$ 40,603
Service cost	389	266	245
Interest cost	1,604	1,760	1,658
Plan amendments	0	0
Actuarial loss (gain)	7,240	7,974
Benefits paid	(2,999)	(3,206)
Benefit obligation at end of year (PBO/PBO/APBO)	53,631	47,397	40,603
Change in plan assets:
Market value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	2,999	3,206
Benefits paid	(2,999)	(3,206)
Market value of plan assets at end of year	0	0	0
Funded status at year end	$ (53,631)	$ (47,397)
Weighted-average assumptions (benefit obligation):
Discount rate	2.75%	3.50%
Weighted-average rate of compensation increase	3.00%	3.25%
PBOP
Change in benefit obligations:
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 76,111	$ 69,956
Service cost	1,581	1,276	1,473
Interest cost	2,582	3,046	2,748
Plan amendments	0	1,878
Actuarial loss (gain)	6,547	3,156
Benefits paid	(4,616)	(3,201)
Benefit obligation at end of year (PBO/PBO/APBO)	82,205	76,111	69,956
Change in plan assets:
Market value of plan assets at beginning of year	52,838	47,341
Actual return on plan assets	5,320	9,757
Employer contributions	0	0
Benefits paid	(5,872)	(4,260)
Market value of plan assets at end of year	52,286	52,838	$ 47,341
Funded status at year end	$ (29,919)	$ (23,273)
Weighted-average assumptions (benefit obligation):
Discount rate	2.75%	3.50%